UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE 68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period: 3/31/12

Item 1.  Reports to Stockholders.

Semi-Annual Report

March 31, 2012

1-855-881-2381

www.cwcfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

CWC SMALL CAP AGGRESSIVE VALUE FUND
PORTFOLIO REVIEW
March 31, 2012 (Unaudited)

The Fund's performance figures* for the period ended March 31, 2012, as compared to its benchmark:

	Six Months	One Year	Since Inception **
CWC Small Cap Aggressive Value Fund - Institutional Class	21.75%	-9.96%	-0.82%
CWC Small Cap Aggressive Value Fund - Retail Class	21.60%	-9.69%	-1.21%
Russell 2000 Total Return Index ***	29.83%	-0.18%	6.16%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  The total operating expenses as stated in the fee table to the Fund's prospectus dated February 1, 2012 are 1.35% and 1.60% for the Institutional Class and Retail Class respectively.  For performance information current to the most recent month-end, please call 1-855-881-2381

** Inception date is December 31, 2010.

*** The Russell 2000 Total Return Index is an unmanaged market capitalization-weighted index which measures the performance of the small-cap sector of the U.S. stock market.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Ten Holdings by Industry		% of Net Assets
Semiconductors		16.2%
Pharmaceuticals		7.0%
Retail		6.8%
Diversified Financial Services		5.2%
Computers		4.8%
Electronics		4.5%
Oil & Gas		4.3%
Commercial Services		4.0%
Chemical		3.8%
Transportation		3.1%
Other, Cash & Cash Equivalents		40.3%
		100.0%

Please refer to the Portfolio of Investments in this semi annual report for a detailed analysis of the Fund's holdings.

CWC SMALL CAP AGGRESSIVE VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2012
Shares			Value
	COMMON STOCK - 98.1%
	AEROSPACE/DEFENSE - 1.8%
9,952	Orbital Sciences Corp. *		$ 130,869

	APPAREL - 2.6%
15,010	Sketchers U.S.A., Inc. *		190,927

	BANKS - 2.5%
13,932	Umpqua Holdings Corp.		188,918

	BIOTECHNOLOGY - 1.6%
2,505	United Therapeutics Corp. *		118,061

	CHEMICALS - 3.8%
4,856	Intrepid Potash, Inc. *		118,147
6,164	Kraton Performance Polymers, Inc. *		163,778
			281,925
	COAL - 1.5%
7,444	Alpha Natural Resources, Inc. *		113,223

	COMMERCIAL SERVICES - 4.0%
31,149	AMN Healthcare Services, Inc. *		188,763
2,804	Arbitron, Inc.		103,692
			292,455
	COMPUTERS - 4.8%
20,338	Logitech International S.A. *		158,636
5,437	Synaptics, Inc. *		198,505
			357,141
	DIVERSIFIED FINANCIAL SERVICES - 5.2%
2,199	Affiliated Managers Group, Inc. *		245,870
36,319	GFI Group, Inc.		136,560
			382,430
	ELECTRIC - 1.8%
3,207	Allete, Inc.		133,058

	ELECTRONICS - 4.5%
5,737	FLIR Systems, Inc.		145,204
43,574	Taser International, Inc. *		189,111
			334,315
	ENGINEERING & CONSTRUCTION - 2.9%
13,547	Tutor Perini Corp. *		211,062

	FOOD - 2.9%
5,536	Cal-Maine Foods, Inc.		211,807

	HEALTHCARE-SERVICES - 2.2%
3,419	Covance, Inc. *		162,847

	INSURANCE - 2.6%
9,977	Montpelier Re Holdings, Ltd.		192,756

	INTERNET - 2.3%
21,295	Earthlink, Inc.		170,147

	MEDIA - 1.2%
8,779	DG FastChannel, Inc. *		89,634

	MINING - 2.3%
25,087	Thompson Creek Metals Co., Inc. *		169,588

CWC SMALL CAP AGGRESSIVE VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2012
Shares			Value
	OIL & GAS - 4.3%
9,716	Goodrich Petroleum Corp. *		$ 184,798
4,651	Gulfport Energy Corp. *		135,437
			320,235
	OIL & GAS SERVICES - 2.8%
11,562	Helix Energy Solutions Group, Inc. *		205,804

	PHARMACEUTICALS - 7.0%
4,456	Endo Pharmaceuticals Holdings, Inc. *		172,581
20,582	Rigel Pharmaceuticals, Inc. *		165,685
5,835	Viropharma, Inc. *		175,458
			513,724
	REAL ESTATE - 2.1%
1,824	Jones Lang LaSalle, Inc.		151,958

	REITS - 1.8%
10,375	Capstead Mortgage Corp.		136,016

	RETAIL - 6.8%
9,255	American Eagle Outfitters, Inc.		159,093
6,834	GameStop Corp. *		149,255
12,045	Kirkland's, Inc. *		194,888
			503,236
	SAVING & LOANS - 1.7%
10,603	Capitol Federal Financial, Inc.		125,752

	SEMICONDUCTORS - 16.2%
4,798	ATMI, Inc. *		111,793
7,068	Cirrus Logic, Inc *		168,218
16,090	GT Solar International, Inc. *		133,064
15,524	Kulicke & Soffa Industries, Inc. *		192,963
25,438	LTX-Credence Corp. *		182,899
13,116	Omnivision Technologies, Inc. *		262,320
13,880	Rubicon Technology, Inc. *		144,768
			1,196,025
	TELECOMMUNICATIONS - 1.8%
7,787	Oplink Communications, Inc. *		133,158

	TRANSPORTATION - 3.1%
14,252	Nordic American Tankers, Ltd.		226,322

	TOTAL COMMON STOCK- (Cost - $7,356,123)(a)		7,243,393

	SHORT-TERM INVESTMENTS - 2.1%
151,015	Dreyfus Cash Management, 0.12% **		151,015
	(Cost $151,015)

	TOTAL INVESTMENTS - 100.2% (Cost - $7,507,138)(a)		$ 7,394,408
	OTHER LIABILITIES LESS ASSETS - (0.2) %		(14,762)
	NET ASSETS - 100.0%		$ 7,379,646

* Non-income producing securities.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2012.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 815,603
		Unrealized depreciation:	(928,334)
		Net unrealized depreciation:	$ (112,731)

CWC SMALL CAP AGGRESSIVE VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2012

ASSETS
Investment securities:
At cost	$ 7,507,138
At value	$ 7,394,408
Receivable due from Advisor	15,859
Dividends and interest receivable	7,803
TOTAL ASSETS	7,418,070

LIABILITIES
Fees payable to other affiliates	16,960
Distribution (12b-1) fees payable	94
Accrued expenses and other liabilities	21,370
TOTAL LIABILITIES	38,424
NET ASSETS	$ 7,379,646

NET ASSETS CONSIST OF:
Paid in capital [$0 par value, unlimited shares authorized]	$ 7,653,183
Undistributed net investment loss	(17,158)
Accumulated net realized loss from security transactions	(143,648)
Net unrealized depreciation of investments	(112,731)
NET ASSETS	$ 7,379,646

NET ASSET VALUE PER SHARE:
Institutional Class Shares:
Net Assets	$ 7,160,323
Shares of beneficial interest outstanding	725,177
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$ 9.87

Retail Class Shares:
Net Assets	$ 219,323
Shares of beneficial interest outstanding	22,307
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$ 9.83

See accompanying notes to financial statements.

CWC SMALL CAP AGGRESSIVE VALUE FUND
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2012

INVESTMENT INCOME
Dividends	$ 29,562
Interest	126
TOTAL INVESTMENT INCOME	29,688

EXPENSES
Investment advisory fees	35,182
Distribution (12b-1) fees:
Retail Class	329
Administrative services fees	17,452
Transfer agent fees	16,953
Accounting services fees	13,961
Professional fees	12,717
Compliance officer fees	6,732
Printing and postage expenses	4,987
Registration fees	2,493
Custodian fees	2,493
Trustees fees and expenses	1,995
Miscellaneous expenses	997
Insurance expense	124
TOTAL EXPENSES	116,415

Plus: Fees waived/reimbursed by the Advisor	(68,928)

NET EXPENSES	47,487

NET INVESTMENT LOSS	(17,799)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(107,469)
Net change in unrealized appreciation of investments	1,483,217

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	1,375,748

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,357,949

See accompanying notes to financial statements.

CWC SMALL CAP AGGRESSIVE VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended
	March 31, 2012	Period Ended
	(Unaudited)	September 30, 2011 (a)
FROM OPERATIONS
Net investment loss	$ (17,799)	$ (7,673)
Net realized loss on investments	(107,469)	(36,179)
Net change in unrealized appreciation (depreciation) on investments	1,483,217	(1,595,948)
Net increase (decrease) in net assets resulting from operations	1,357,949	(1,639,800)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Institutional Class	(18,456)	-
Retail Class	(550)	-
Net decrease in net assets resulting from distributions to shareholders	(19,006)	-

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Institutional Class	335,184	7,923,162
Retail Class	122,000	706,712
Net asset value of shares issued in reinvestment of distributions:
Institutional Class	17,791	-
Retail Class	328	-
Payments for shares redeemed:
Institutional Class	(368,172)	(449,338)
Retail Class	(150,646)	(456,518)
Net increase (decrease) in net assets from shares of beneficial interest	(43,515)	7,724,018

TOTAL INCREASE IN NET ASSETS	1,295,428	6,084,218

NET ASSETS
Beginning of Period	6,084,218	-
End of Period*	$ 7,379,646	$ 6,084,218
* Includes undistributed net investment income (loss) of:	$ (17,158)	$ 19,647

SHARE ACTIVITY
Institutional Class:
Shares Sold	37,236	765,479
Shares Reinvested	2,031	-
Shares Redeemed	(38,236)	(41,333)
Net increase in shares of beneficial interest outstanding	1,031	724,146

Retail Class:
Shares Sold	13,639	67,672
Shares Reinvested	38	-
Shares Redeemed	(15,526)	(43,516)
Net increase (decrease) in shares of beneficial interest outstanding	(1,849)	24,156

(a)	The CWC Small Cap Aggressive Value Fund commenced operations on December 31, 2010.

See accompanying notes to financial statements.

CWC SMALL CAP AGGRESSIVE VALUE FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31, 2012 (1)	Period Ended
	(Unaudited)	September 30, 2011 (1)
Institutional Class
Net asset value, beginning of period	$ 8.13	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.02)	(0.01)
Net realized and unrealized
gain (loss) on investments	1.79	(1.86)
Total from investment operations	1.77	(1.87)

Less distributions from:
Net investment income	(0.03)	-
Net realized gains	-	-
Total distributions	(0.03)	-

Net asset value, end of period	$ 9.87	$ 8.13

Total return (3,4)	21.75%	(18.70)%

Net assets, at end of period (000s)	$ 7,160	$ 5,889

Ratio of gross expenses to average
net assets (5,6)	3.30%	4.63%
Ratio of net expenses to average
net assets (6)	1.34%	1.34%
Ratio of net investment income
to average net assets (5,6)	(0.50)%	(0.18)%

Portfolio Turnover Rate (4)	14%	31%

(1)	The CWC Small Cap Aggressive Value Fund's Institutional Class and Retail Class shares commenced operations on December 31, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns shown exclude the effect of redemption fees.
(4) Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.
(6) Annualized.

See accompanying notes to financial statements.

CWC SMALL CAP AGGRESSIVE VALUE FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31, 2012 (1)	Period Ended
	(Unaudited)	September 30, 2011 (1)
Retail Class
Net asset value, beginning of period	$ 8.10	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.03)	(0.03)
Net realized and unrealized
gain(loss) on investments	1.78	(1.87)
Total from investment operations	1.75	(1.90)

Less distributions from:
Net investment income	(0.02)	-
Net realized gains	-	-
Total distributions	(0.02)	-

Net asset value, end of period	$ 9.83	$ 8.10

Total return (3,4)	21.60%	(19.00)%

Net assets, at end of period (000s)	$ 219	$ 196

Ratio of gross expenses to average
net assets (5,6)	3.55%	5.46%
Ratio of net expenses to average
net assets (6)	1.59%	1.59%
Ratio of net investment income
to average net assets (5,6)	(0.74)%	(0.42)%

Portfolio Turnover Rate (4)	14%	31%

(1)	The CWC Small Cap Aggressive Value Fund's Institutional Class and Retail Class shares commenced operations on December 31, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns shown exclude the effect of redemption fees.
(4) Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.
(6) Annualized.

CWC SMALL CAP AGGRESSIVE VALUE FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2012 (Unaudited)

1.

ORGANIZATION

The CWC Small Cap Aggressive Value Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund seeks consistent positive returns throughout various fixed income market cycles. The Fund commenced operations on December 31, 2010.

The Fund currently offers two classes of shares: Retail Class and Institutional Class shares. Retail Class and Institutional Class shares are offered at net asset value.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

On December 31, 2010, the Fund received in-kind capital contributions of securities and cash valued at $212,574 in exchange for 21,258 shares.  For federal income tax purposes, the transaction was non-taxable to the Fund.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on

CWC SMALL CAP AGGRESSIVE VALUE FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2012 (Unaudited)(Continued)

shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Common Stock	$ 7,243,393	$ -	$ -	$ 7,243,393
Money Market Funds	151,015	-	-	151,015
Total	$ 7,394,408	$ -	$ -	$ 7,394,408

The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for industry classifications.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. Dollars.

Dividends and distributions to shareholders – Dividends from net investment income are declared and paid monthly. Distributable net realized capital gains are declared and distributed annually in December. Dividends and distributions to shareholders are recorded on ex-date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

CWC SMALL CAP AGGRESSIVE VALUE FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2012 (Unaudited)(Continued)

Federal income tax – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for the open tax year 2011 and 2012.  The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Fund make significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.  INVESTMENT TRANSACTIONS

For the six months ended March 31, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $951,405 and $914,604 respectively.

4.  INVESTMENT ADVISORY AGREEMENTS / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund.  CWC Advisors, LLC (the “Advisor”), serves as investment advisor to the Fund. Subject to the authority of the Board of Trustees, the Advisor is responsible for the management of the Fund’s investment portfolio.  The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an advisory agreement with the Fund and the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor computed and accrued daily and paid monthly at an annual rate of 1.00% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses, such as litigation) do not exceed 1.60% and 1.35% of the daily average net assets attributable to the Retail Class and Institutional Class shares, respectively.  For the six months ended March 31, 2012, the Advisor waived fees in the amount of $68,928.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 1.60% and 1.35% of the average daily net assets attributable to the Retail Class and Institutional Class, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.60% and 1.35% of the average daily net assets for each share class. If Fund Operating Expenses subsequently exceed 1.60% and 1.35% of the average daily net assets for each shares class, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.  For the six months ended March 31, 2012, the Advisor waived fees in the amount of $68,928. As of March 31, 2012, the total amount of expense reimbursement subject to recapture was $206,578, of which $137,650 will expire on September 30, 2014 and $68,928 will expire on September 30, 2015.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Retail Class shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. Pursuant to the Plan, $329 in distribution fee were paid during the six months ended March 31, 2012.

Trustees - Effective April 1, 2012, with the approval of the Board, the Fund pays its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Adviser. The Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, custody administration and transfer agency services to the Fund.    GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC  (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) -  Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

CWC SMALL CAP AGGRESSIVE VALUE FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2012 (Unaudited)(Continued)

5.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of September 30, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed		Post	Unrealized	Total
Ordinary	Long-Term	Capital Loss	October	Appreciation/	Accumulated
Income	Capital Gains	Carry Forwards	Losses	(Depreciation)	Earnings/(Deficits)
$ 18,939	$ -	$ (32,755)	$ -	$ (1,598,664)	$ (1,612,480)

The difference between book basis and tax basis unrealized depreciation is primarily attributable to the tax deferral of losses on wash sales and real estate investment trust adjustments.  The difference between book basis and tax basis undistributed ordinary income is primarily attributable to non-deductible expenses and real estate investment trust adjustments.

At September 30, 2011, the Fund had a capital loss carry forward for federal income tax purposes available to offset future capital gains:

Short-Term	Long-Term	Total
$ 32,755	$ -	$ 32,755

Permanent book and tax differences primarily attributable to non-deductible expenses, resulted in reclassification for the Fund for the period ended September 30, 2011 as follows:

Paid in	Accumulated Net
Capital	Investment Loss
$ (27,320)	$ 27,320

6.  NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

7.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Approval of Advisory Agreement – CWC Small Cap Aggressive Value Fund

In connection with a regular meeting held on August 11 and 12, 2010, the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between CWC Advisors (“CWC ” or the “Adviser”) and the Trust, on behalf of CWC Small Cap Aggressive Value Fund (the “Fund”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of a composite the Adviser’s separately managed accounts and appropriate indices with respect to the composite; (b) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions; (c) the overall organization of the Adviser; and (d) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Fund’s investment objective and investment strategies.  The Trustees then reviewed the materials provided by CWC, including the financial statements of CWC and discussed the presentation given by CWC regarding the Fund.  The Board discussed the CWC’s capabilities and the experience of its fund management personnel.  The Trustees , including the Independent Trustees, concluded that CWC has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because the Fund had not yet commenced operations, the Trustees could not consider the investment performance.  However, the Board considered the past performance of CWC with its existing accounts. The Board , including the Independent Trustees,  concluded that the Adviser has potential to deliver favorable performance.

Fees and Expenses.  The Board noted that CWC would charge a 1.00% annual advisory fee based on the average net assets of the Fund. The Trustees , including the Independent Trustees, concluded that the Fund’s advisory fee, as well as its overall expense ratio, was acceptable in light of the quality of the services the Fund expected to receive from the Adviser and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board , including the Independent Trustees,  that based on the anticipated size of Fund for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration at this time.

Profitability.  The Board considered the anticipated profits to be realized by CWC in connection with the operation of the Fund, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by CWC from other activities related to the Fund. The Trustees , including the Independent Trustees, concluded that because of the Fund’s expense limitation agreement and its expected asset level, the Board was satisfied that CWC’s level of profitability from its relationship with the Fund would not be excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the shareholders of the Fund.

CWC SMALL CAP AGGRESSIVE VALUE FUND

EXPENSE EXAMPLES

March 31, 2012 (Unaudited)

As a shareholder of the CWC Small Cap Aggressive Value Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and contingent deferred sales charges (CDSCs); (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the CWC Small Cap Aggressive Value Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2011 through March 31, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the CWC Small Cap Aggressive Value Fund actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 10/1/11	Ending Account Value 3/31/12	Expenses Paid During Period*	Ending Account Value 3/31/12	Expenses Paid During Period*

Institutional Class	1.34%	$1,000.00	$1,217.50	$7.43	$1,018.30	$6.76
Retail Class	1.59%	$1,000.00	$1,216.00	$8.81	$1,017.05	$8.02

*Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-881-2381 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-881-2381.

INVESTMENT ADVISOR

CWC Advisors, LLC

5800 SW Meadows Road, Suite 230

Lake Oswego, OR 97035

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

41 South High Street, Suite 1700

Columbus, OH 43215

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/6/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

6/6/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/6/12